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TYPE						13F-HR
PERIOD						09/30/05
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Equity Trader
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	January 13, 2006

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724f101    24724 668950.00SH       SOLE                668950.00
Air Products & Chemicals Inc   COM              009158106    20612 348238.00SH       SOLE                348238.00
Amgen Inc                      COM              031162100     2303 29200.00 SH       SOLE                 29200.00
Analog Devices                 COM              032654105     1575 43900.00 SH       SOLE                 43900.00
Apple Computer                 COM              037833100    25419 353580.00SH       SOLE                353580.00
Archstone Communities Trust    COM              039583109      256  6100.00 SH       SOLE                  6100.00
Autodesk Inc                   COM              052769106    25554 595250.00SH       SOLE                595250.00
BJ Services Co                 COM              055482103    15631 426250.00SH       SOLE                426250.00
Bank of America Corp           COM              060505104    21635 468800.00SH       SOLE                468800.00
Bard (C.R.) Inc                COM              067383109    22068 334775.00SH       SOLE                334775.00
Bausch & Lomb Inc.             COM              071707103    17496 257675.00SH       SOLE                257675.00
Burlington Northern   Santa Fe COM              12189T104    24987 352825.00SH       SOLE                352825.00
CVS Corp                       COM              126650100     3256 123250.00SH       SOLE                123250.00
Celgene Corporation            COM              151020104     1085 16750.00 SH       SOLE                 16750.00
Citigroup Inc                  COM              172967101     1976 40725.00 SH       SOLE                 40725.00
Clorox Company                 COM              189054109    23187 407575.00SH       SOLE                407575.00
Coach Inc                      COM              189754104     3534 106000.00SH       SOLE                106000.00
Coca-Cola Co                   COM              191216100      516 12793.00 SH       SOLE                 12793.00
Comcast Corp - Cl A            COM              20030n101     1483 57200.00 SH       SOLE                 57200.00
Disney (Walt) Co               COM              254687106     1583 66034.00 SH       SOLE                 66034.00
Dominion Resources, Inc. - VA  COM              25746U109     1523 19725.00 SH       SOLE                 19725.00
Dow Chemical                   COM              260543103      741 16913.00 SH       SOLE                 16913.00
Duke Energy Corp               COM              264399106    16807 612275.00SH       SOLE                612275.00
Emerson Electric Co            COM              291011104    23471 314200.00SH       SOLE                314200.00
Exelon Corporation             COM              30161N101    19085 359150.00SH       SOLE                359150.00
Exxon Mobil Corporation        COM              30231G102      744 13250.00 SH       SOLE                 13250.00
Fedex Corp                     COM              31428x106     6152 59500.00 SH       SOLE                 59500.00
Flextronics Inc                COM              Y2573F102      960 92000.00 SH       SOLE                 92000.00
General Electric Co            COM              369604103     2533 72260.00 SH       SOLE                 72260.00
Genzyme Corp - Genl Division   COM              372917104    24985 353000.00SH       SOLE                353000.00
Gilead Sciences Inc            COM              375558103     3985 75800.00 SH       SOLE                 75800.00
HRPT Properties Trust          COM              40426W101      223 21550.00 SH       SOLE                 21550.00
Harrah's Entertainment Inc.    COM              413619107    23978 336350.00SH       SOLE                336350.00
Hartford Financial Services    COM              416515104    22105 257360.00SH       SOLE                257360.00
Honeywell International        COM              438516106    23188 622492.00SH       SOLE                622492.00
ITT Industries Inc             COM              450911102    23248 226100.00SH       SOLE                226100.00
Intel Corp                     COM              458140100    22681 908690.00SH       SOLE                908690.00
International Business Machine COM              459200101     1545 18800.00 SH       SOLE                 18800.00
Johnson & Johnson              COM              478160104    20531 341620.00SH       SOLE                341620.00
Juniper Networks Inc           COM              48203R104     3452 154800.00SH       SOLE                154800.00
KeySpan Corporation            COM              49337w100     2078 58225.00 SH       SOLE                 58225.00
Kimberly-Clark Corp            COM              494368103      520  8725.00 SH       SOLE                  8725.00
Lehman Brothers Holdings Inc   COM              524908100     4178 32600.00 SH       SOLE                 32600.00
Lincoln National Corp          COM              534187109    16352 308350.00SH       SOLE                308350.00
Marathon Oil Corp.             COM              565849106    18622 305425.00SH       SOLE                305425.00
Microchip Technology Inc       COM              595017104     3106 96600.00 SH       SOLE                 96600.00
Microsoft Corp                 COM              594918104     1751 66970.00 SH       SOLE                 66970.00
NSTAR                          COM              67019E107      265  9250.00 SH       SOLE                  9250.00
Nationwide Health Pptys Inc    COM              638620104      214 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     1750 75500.00 SH       SOLE                 75500.00
Newell Rubbermaid Inc          COM              651229106     1119 47063.00 SH       SOLE                 47063.00
Northern Trust Corp            COM              665859104    15756 304050.00SH       SOLE                304050.00
Peabody Energy Corp            COM              704549104    19035 230950.00SH       SOLE                230950.00
Pepsico Inc                    COM              713448108     1908 32300.00 SH       SOLE                 32300.00
Pfizer Inc                     COM              717081103     1052 45116.00 SH       SOLE                 45116.00
Procter & Gamble               COM              742718109    27682 478260.00SH       SOLE                478260.00
Qualcomm Inc.                  COM              747525103    24388 566100.00SH       SOLE                566100.00
Raytheon Company               COM              755111507     1606 40010.00 SH       SOLE                 40010.00
Rockwell Automation Inc        COM              773903109    27385 462894.00SH       SOLE                462894.00
Starbucks Corp                 COM              855244109     4018 133900.00SH       SOLE                133900.00
Sunoco Inc.                    COM              86764P109     2700 34450.00 SH       SOLE                 34450.00
T Rowe Price Group Inc         COM              74144T108    24820 344575.00SH       SOLE                344575.00
Tidewater Inc                  COM              886423102    17329 389767.00SH       SOLE                389767.00
Tiffany & Co                   COM              886547108    22136 578125.00SH       SOLE                578125.00
U S Bancorp                    COM              902973304    19210 642700.00SH       SOLE                642700.00
Unitedhealth Group Inc.        COM              91324P102      311  5000.00 SH       SOLE                  5000.00
Viacom Inc - Class B           COM              92553p201     1185 36362.00 SH       SOLE                 36362.00
Weatherford International LTD  COM              G95089101     3186 88000.00 SH       SOLE                 88000.00
Whole Foods Market Inc         COM              966837106    15045 194400.00SH       SOLE                194400.00
Wyeth                          COM              983024100    26220 569125.00SH       SOLE                569125.00
REPORT SUMMARY			 70 DATA RECORDS			785745	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED